Debt - Schedule of Future Principal Payments and Maturities of Indebtedness (Detail) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
2018	$ 1.7
2018		$ 0.0
2019	6.8
2020	6.8	657.3
2021	6.8	475.0
2022	6.8
Thereafter	651.1
Total debt	$ 680.0	$ 1,132.3	$ 1,158.2